UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON GLOBAL INFRASTRUCTURE ETF

FORM N-Q

JANUARY 31, 2019

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
Eutelsat Communications SA	3,495	$74,191
SES SA FDR	7,733	158,121

TOTAL COMMUNICATION SERVICES		232,312

ENERGY - 22.1%
Oil, Gas & Consumable Fuels - 22.1%
Enagas SA	17,090	498,680
Enbridge Inc.	47,783	1,746,792
Inter Pipeline Ltd.	14,626	235,210
Kinder Morgan Canada Ltd.	4,794	53,697
Kinder Morgan Inc.	28,811	521,479
Koninklijke Vopak NV	2,697	137,434
Kunlun Energy Co. Ltd.	113,983	121,439
Pembina Pipeline Corp.	23,049	821,712
Snam SpA	115,687	553,547
Tallgrass Energy LP	2,059	49,066
TransCanada Corp.	41,569	1,768,732
Williams Cos Inc.	16,563	446,041

TOTAL ENERGY		6,953,829

INDUSTRIALS - 26.7%
Road & Rail - 10.7%
Aurizon Holdings Ltd.	118,479	380,111
Central Japan Railway Co.	5,117	1,104,460
East Japan Railway Co.	11,988	1,110,347
Kansas City Southern	3,086	326,345
Rumo SA	21,619	116,617	*
West Japan Railway Co.	4,353	317,545

Total Road & Rail		3,355,425

Transportation Infrastructure - 16.0%
Aena SME SA	4,524	782,812
Atlantia SpA	19,014	450,315
Atlas Arteria Ltd.	41,148	199,520
CCR SA	22,888	93,492
China Merchants Port Holdings Co. Ltd.	48,144	95,101
COSCO SHIPPING Ports Ltd.	47,934	49,848
DP World Ltd.	6,658	118,512
Enav SpA	15,578	79,901
Flughafen Zurich AG	1,164	205,909
Fraport AG Frankfurt Airport Services Worldwide	2,284	180,676

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Transportation Infrastructure - (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	13,074	$118,227
International Container Terminal Services Inc.	30,685	63,714
Jiangsu Expressway Co. Ltd., Class H Shares	50,138	72,587
Malaysia Airports Holdings Bhd	29,436	57,780
Promotora y Operadora de Infraestructura SAB de CV	12,107	123,817
Sydney Airport	138,551	662,721
Taiwan High Speed Rail Corp.	80,937	82,066
Transurban Group	180,908	1,605,333

Total Transportation Infrastructure		5,042,331

TOTAL INDUSTRIALS		8,397,756

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Crown Castle International Corp.	13,659	1,598,923

UTILITIES - 44.6%
Electric Utilities - 29.1%
ALLETE Inc.	779	59,936
American Electric Power Co. Inc.	6,767	535,405
CEZ AS	1,890	47,746
Chubu Electric Power Co. Inc.	4,936	77,988
CK Infrastructure Holdings Ltd.	12,457	100,571
CLP Holdings Ltd.	37,480	433,948
Contact Energy Ltd.	13,208	55,333
Duke Energy Corp.	10,863	953,554
Edison International	2,483	141,457
EDP - Energias de Portugal SA	35,160	128,698
Emera Inc.	3,178	111,313
Endesa SA	4,383	109,739
Enel Americas SA	426,011	87,396
Enel SpA	119,522	722,208
Entergy Corp.	2,755	245,718
Exelon Corp.	13,237	632,199
FirstEnergy Corp.	5,835	228,732
Fortis Inc.	6,462	230,571
HK Electric Investments & HK Electric Investments Ltd.	46,469	47,318
Hydro One Ltd.	4,301	67,431
Iberdrola SA	128,693	1,063,215
Iberdrola SA-Interim Shares	2,860	23,627	(a)
IDACORP Inc.	763	74,392
Korea Electric Power Corp.	3,219	99,812
OGE Energy Corp.	3,039	124,447

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Electric Utilities - (continued)
PG&E Corp.	1,973	$25,649	*
Pinnacle West Capital Corp.	1,702	149,980
Portland General Electric Co.	1,353	65,377
Power Assets Holdings Ltd.	26,763	179,916
PPL Corp.	10,981	343,925
Red Electrica Corp. SA	8,831	203,676
Southern Co.	15,676	761,854
SSE PLC	15,474	238,157
Tenaga Nasional Bhd	65,661	206,794
Terna Rete Elettrica Nazionale SpA	21,692	133,712
Tohoku Electric Power Co. Inc.	5,145	69,590
Xcel Energy Inc.	7,038	368,510

Total Electric Utilities		9,149,894

Gas Utilities - 1.7%
APA Group	12,047	80,638
Atmos Energy Corp.	1,762	172,024
Naturgy Energy Group SA	5,210	145,569
Spire Inc.	751	59,607
Tokyo Gas Co. Ltd.	2,943	77,300

Total Gas Utilities		535,138

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp.	5,033	82,491
Vistra Energy Corp.	3,475	87,257	*

Total Independent Power and Renewable Electricity Producers		169,748

Multi-Utilities - 12.4%
Algonquin Power & Utilities Corp.	7,296	80,610
Ameren Corp.	3,709	257,182
CenterPoint Energy Inc.	6,854	211,926
Centrica PLC	40,164	72,065
CMS Energy Corp.	4,295	223,941
Consolidated Edison Inc.	4,740	368,061
Dominion Energy Inc.	9,975	700,644
E.ON SE	15,559	172,819
Engie SA	26,599	426,836
Innogy SE	1,587	75,390
National Grid PLC	68,677	745,495
NorthWestern Corp.	762	48,699
Public Service Enterprise Group Inc.	6,156	335,810

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
RWE AG		2,585	$64,188
Veolia Environnement SA		5,955	125,865

Total Multi-Utilities			3,909,531

Water Utilities - 0.9%
Pennon Group PLC		6,451	64,731
Severn Trent PLC		3,630	95,430
United Utilities Group PLC		10,248	111,998

Total Water Utilities			272,159

TOTAL UTILITIES			14,036,470

TOTAL COMMON STOCKS (Cost - $31,003,397)			31,219,290

	RATE
PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Transneft PJSC (Cost - $84,591)	—	29	77,284

TOTAL INVESTMENTS - 99.5% (Cost - $31,087,988)			31,296,574
Other Assets in Excess of Liabilities - 0.5%			164,354

TOTAL NET ASSETS - 100.0%			$31,460,928

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

FDR	— Fiduciary Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Infrastructure ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities and utilizes a proprietary methodology created and sponsored by RARE Infrastructure (North America) Pty Limited (“RARE”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are

Notes to Schedule of Investments (unaudited) (continued)

valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Utilities	$14,012,843	$23,627	—	$14,036,470
Other Common Stocks	17,182,820	—	—	17,182,820
Preferred Stocks	77,284	—	—	77,284

Total Long-Term Investments	31,272,947	23,627	—	31,296,574

Total Investments	$31,272,947	$23,627	—	$31,296,574

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2019